Cover	Sep. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Blackstone Infrastructure Strategies L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-4067586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entity Central Index Key	0002030772
Entity Emerging Growth Company	true
Securities Act File Number	000-56672
Amendment Flag	false
Entity Information [Line Items]
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Entity Listings [Line Items]
Title of 12(b) Security	None
Trading Symbol	None
Blackstone Infrastructure Strategies (TE) L.P.
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Blackstone Infrastructure Strategies (TE) L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-4573038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entity Central Index Key	0002050229
Entity Emerging Growth Company	true
Securities Act File Number	000-56838
Amendment Flag	false
Entity Information [Line Items]
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Entity Listings [Line Items]
Title of 12(b) Security	None
Trading Symbol	None